PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2023	Mar. 31, 2026
PROPERTY AND EQUIPMENT, NET
Property, Plant and Equipment, Gross	$ 87,356		$ 15,698
Less: accumulated depreciation	(76,469)		(9,091)
Property and equipment, net	10,887		6,607
Depreciation expense	1,075	$ 4,292
Electronic equipment
PROPERTY AND EQUIPMENT, NET
Property, Plant and Equipment, Gross	$ 87,356		$ 15,698